Investments - Change in investments (Details) $ in Millions, $ in Millions				12 Months Ended
	Nov. 30, 2020 USD ($)	Nov. 25, 2020 CAD ($)	Nov. 25, 2020 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2019 CAD ($)
Change In Investments [Roll Forward]
Equity income				$ 9	$ 1	$ 0
Change in foreign exchange rates				16	17	(15)
Consolidated structured entities [member]
Change In Investments [Roll Forward]
Beginning balance				100	0
Contributions					102
Equity income				9	1
Dividends received from investments accounted for using equity method, classified as investing activities				(4)
Change in foreign exchange rates					(3)
Ending balance				105	100	0
Skookumchuck
Change In Investments [Roll Forward]
Contributions		$ 86	$ 66
EMG International, LLC
Change In Investments [Roll Forward]
Contributions	$ 12
SP Skookumchuck Investment, LLC
Change In Investments [Roll Forward]
Beginning balance				85	0
Contributions					86
Equity income				12	1
Dividends received from investments accounted for using equity method, classified as investing activities				(4)
Change in foreign exchange rates					(2)
Ending balance				93	85	0
EMG International, LLC
Change In Investments [Roll Forward]
Beginning balance				15	0
Contributions					16
Equity income				(3)	0
Dividends received from investments accounted for using equity method, classified as investing activities				0
Change in foreign exchange rates					(1)
Ending balance				$ 12	$ 15	$ 0